Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional paid-in capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2014	$ 39,151	$ 53,076	$ 76,256	$ (100,051)	$ 9,870	$ 17,764	$ 56,915
Balance (in shares) at Dec. 31, 2014		53,076,000
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	7,993			7,993		2,434	10,427
Accretion to redemption value of redeemable non-controlling interests	(43,001)		(43,001)				(43,001)
Issuance in exchange for redeemable non-controlling interest	84,037	$ 3,214	80,823				84,037
Issuance in exchange for redeemable non-controlling interest (in shares)		3,214,000
Issuances in relation to share option exercises	1,374	$ 243	1,131				$ 1,374
Issuances in relation to exercise of share options (in shares)		243,000					243,000
Share-based compensation - share options	168		168				$ 168
Share-based compensation - long-term incentive plan	233		233				233
Share-based compensation	401		401				401
LTIP-treasury shares acquired and held by Trustee	(1,786)		(1,786)				(1,786)
Dividend paid to a non-controlling shareholder of a subsidiary						(590)	(590)
Dilution of interests in a subsidiary in relation to exercise of share options of a subsidiary	42			42		15	57
Transfer between reserves			24	(24)
Foreign currency translation adjustments	(4,855)				(4,855)	(702)	(5,557)
Balance at Dec. 31, 2015	83,356	$ 56,533	113,848	(92,040)	5,015	18,921	102,277
Balance (in shares) at Dec. 31, 2015		56,533,000
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	11,698			11,698		2,859	14,557
Issuance in relation to public offering	110,160	$ 4,080	106,080				$ 110,160
Issuance in relation to public offering (in shares)		4,080,000					4,080,000
Issuances in relation to share option exercises	426	$ 93	333				$ 426
Issuances in relation to exercise of share options (in shares)		93,000					93,000
Issuance costs	(14,227)		(14,227)				$ (14,227)
Share-based compensation - share options	1,373		1,373			4	1,377
Share-based compensation - long-term incentive plan	1,378		1,378			2	1,380
Share-based compensation	2,751		2,751			6	2,757
LTIP-treasury shares acquired and held by Trustee	(604)		(604)				(604)
Dividend paid to a non-controlling shareholder of a subsidiary						(564)	(564)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	(9,290)				(9,290)	(1,432)	(10,722)
Balance at Dec. 31, 2016	184,270	$ 60,706	208,196	(80,357)	(4,275)	19,790	204,060
Balance (in shares) at Dec. 31, 2016		60,706,000
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	(26,737)			(26,737)		3,774	(22,963)
Issuance in relation to public offering	301,300	$ 5,685	295,615				$ 301,300
Issuance in relation to public offering (in shares)		5,685,000					5,685,000
Issuances in relation to share option exercises	380	$ 56	324				$ 380
Issuances in relation to exercise of share options (in shares)		56,000					56,000
Issuance costs	(8,610)		(8,610)				$ (8,610)
Share-based compensation - share options	1,255		1,255			3	1,258
Share-based compensation - long-term incentive plan	1,537		1,537			1	1,538
Share-based compensation	2,792		2,792			4	2,796
LTIP-treasury shares acquired and held by Trustee	(1,367)		(1,367)				(1,367)
Dividend paid to a non-controlling shareholder of a subsidiary						(1,594)	(1,594)
Transfer between reserves			10	(10)
Foreign currency translation adjustments	9,705				9,705	1,259	10,964
Balance at Dec. 31, 2017	$ 461,733	$ 66,447	$ 496,960	$ (107,104)	$ 5,430	$ 23,233	$ 484,966
Balance (in shares) at Dec. 31, 2017		66,447,000